Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill.
Balances at beginning of the year	$ 1,650,716	$ 1,578,994	$ 1,631,771
Foreign currency effects	37,891	71,722	(52,777)
Balances at end of year	$ 1,688,607	$ 1,650,716	$ 1,578,994
Decrease revenue growth rate, basis points	200.00%
Increase of revenue annual discount rate, basis points	200.00%